Debt, Banking Arrangements, and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2014	2013
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Pre-merger WPZ:
3.8% Notes due 2015 (3)	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.35% Notes due 2022	750	750
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	—
3.9% Notes due 2025	750	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	—
4.9% Notes due 2045	500	—
ACMP (1):
5.875% Notes due 2021	750	—
6.125% Notes due 2022	750	—
4.875% Notes due 2023	1,400	—
4.875% Notes due 2024	750	—
Credit facility loans	640	—
The Williams Companies, Inc. (WMB):
7.875% Notes due 2021	371	371
3.7% Notes due 2023	850	850
4.55% Notes due 2024	1,250	—
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
5.75% Notes due 2044	650	—
Various — 5.5% to 10.25% Notes and Debentures due 2019 to 2033	55	55
Credit facility loans	370	—
Capital lease obligations	5	1
Net unamortized debt premium (discount) (2)	187	(37)
Total long-term debt, including current portion	20,892	11,354
Long-term debt due within one year	(4)	(1)
Long-term debt	$20,888	$11,353

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(1) See Note 2 – Acquisitions.
(2) Includes premium related to the fair value of ACMP debt. See Note 2 – Acquisitions.
(3) Presented as long-term debt due to the merged partnership’s intent and ability to refinance.

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount) and capital lease obligations, for each of the next five years:

December 31, 2014
(Millions)
2015	$—
2016	375
2017	785
2018	1,510
2019	32

Schedule of Line of Credit Facilities [Table Text Block]
Credit Facilities

	December 31, 2014
	Available	Outstanding
	(Millions)
Pre-merger WPZ credit facility (1)(3)
Loans	$2,500	$—
Letters of credit sub-limit	1,300	—
Letters of credit under certain bilateral bank agreements		1
ACMP credit facility (2)
Loans	1,750	640
Letters of credit sub-limit	200	2
Swing line advances sub-limit	100	—
WMB credit facility (1)
Loans	1,500	370
Letters of credit sub-limit	700	—
Letters of credit under certain bilateral bank agreements		15
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(1) Under certain conditions, the amount available may be increased up to an additional $500 million.
(2) Under certain conditions, the amount available may be increased up to an additional $250 million.
(3) Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2014
(Millions)
2015	$83
2016	71
2017	55
2018	41
2019	33
Thereafter	129
Total	$412